PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

Shares		Value
	UNAFFILIATED ISSUERS - 95.6%
	COMMON STOCKS - 95.6% of Net Assets
	Aerospace & Defense - 0.2%
1,701	Raytheon Co.	$223,086
	Total Aerospace & Defense	$223,086
	Air Freight & Logistics - 0.5%
6,878	CH Robinson Worldwide, Inc.	$455,324
	Total Air Freight & Logistics	$455,324
	Auto Components - 1.0%
35,797	BorgWarner, Inc.	$872,373
	Total Auto Components	$872,373
	Banks - 6.1%
83,981	Bank of America Corp.	$1,782,917
80,999	Huntington Bancshares, Inc.	665,002
9,164	M&T Bank Corp.	947,832
12,376	PNC Financial Services Group, Inc.	1,184,631
27,617	Truist Financial Corp.	851,708
	Total Banks	$5,432,090
	Capital Markets - 6.1%
33,871	Bank of New York Mellon Corp.	$1,140,775
21,911	Morgan Stanley	744,974
11,528	Northern Trust Corp.	869,903
19,086	State Street Corp.	1,016,711
17,807	T Rowe Price Group, Inc.	1,738,854
	Total Capital Markets	$5,511,217
	Chemicals - 2.3%
12,288	Celanese Corp.	$901,816
6,299	Corteva, Inc.	148,027
9,433	Dow, Inc.	275,821
8,664	DuPont de Nemours, Inc.	295,442
9,608	HB Fuller Co.	268,351
4,489	Johnson Matthey Plc (A.D.R.)	196,214
	Total Chemicals	$2,085,671
	Commercial Services & Supplies - 1.0%
8,596	MSA Safety, Inc.	$869,915
	Total Commercial Services & Supplies	$869,915
	Communications Equipment - 1.1%
24,249	Cisco Systems, Inc.	$953,228
	Total Communications Equipment	$953,228
	Distributors - 0.8%
10,604	Genuine Parts Co.	$713,968
	Total Distributors	$713,968
	Diversified Telecommunication Services - 2.9%
11,125	BCE, Inc.	$454,567
40,216	Verizon Communications, Inc.	2,160,806
	Total Diversified Telecommunication Services	$2,615,373
	Electric Utilities - 1.8%
34,137	Alliant Energy Corp.	$1,648,476
	Total Electric Utilities	$1,648,476
	Electrical Equipment - 0.4%
8,517	Emerson Electric Co.	$405,835
	Total Electrical Equipment	$405,835
	Electronic Equipment, Instruments & Components - 0.6%
9,417	TE Connectivity, Ltd.	$593,083
	Total Electronic Equipment, Instruments & Components	$593,083
	Equity Real Estate Investment Trusts (REITs) - 3.2%
11,158	Alexandria Real Estate Equities, Inc.	$1,529,315
7,625	Camden Property Trust	604,205
3,508	Digital Realty Trust, Inc.	487,296
3,318	Prologis, Inc.	266,668
	Total Equity Real Estate Investment Trusts (REITs)	$2,887,484
	Financials - 0.9%
9,071	JPMorgan Chase & Co.	$816,662
	Total Financials	$816,662
	Food & Staples Retailing - 0.9%
6,832	Walmart, Inc.	$776,252
	Total Food & Staples Retailing	$776,252
	Food Products - 9.9%
7,211	Bunge, Ltd.	$295,867
1,764	Calavo Growers, Inc.	101,765
23,560	General Mills, Inc.	1,243,261
5,666	Hershey Co.	750,745
7,667	JM Smucker Co.	851,037
5,388	John B Sanfilippo & Son, Inc.	481,687
17,637	Kellogg Co.	1,058,044
13,953	Lamb Weston Holdings, Inc.	796,716
4,866	McCormick & Co., Inc.	687,128
39,495	Mondelez International, Inc.	1,977,910
Shares		Value
	Food Products - (continued)
6,516	Nestle S.A. (A.D.R.)	$671,083
	Total Food Products	$8,915,243
	Gas Utilities - 0.4%
9,399	National Fuel Gas Co.	$350,489
	Total Gas Utilities	$350,489
	Health Care Equipment & Supplies - 3.6%
22,260	Abbott Laboratories	$1,756,537
2,759	Becton Dickinson and Co.	633,935
23,096	Smith & Nephew Plc (A.D.R.)	828,454
	Total Health Care Equipment & Supplies	$3,218,926
	Health Care Providers & Services - 3.6%
8,602	AmerisourceBergen Corp.	$761,277
2,106	Anthem, Inc.	478,146
10,825	CVS Health Corp.	642,247
2,247	Humana, Inc.	705,603
8,243	Quest Diagnostics, Inc.	661,913
	Total Health Care Providers & Services	$3,249,186
	Hotels, Restaurants & Leisure - 1.0%
27,015	Cedar Fair LP	$495,455
3,831	Cracker Barrel Old Country Store, Inc.	318,816
	Total Hotels, Restaurants & Leisure	$814,271
	Household Products - 1.2%
6,498	Clorox Co.	$1,125,779
	Total Household Products	$1,125,779
	Industrial Conglomerates - 1.0%
6,686	Honeywell International, Inc.	$894,520
	Total Industrial Conglomerates	$894,520
	Insurance - 6.2%
13,053	Chubb, Ltd.	$1,457,889
9,934	Fidelity National Financial, Inc.	247,158
9,606	First American Financial Corp.	407,390
23,693	Lincoln National Corp.	623,600
18,312	Progressive Corp.	1,352,158
43,067	Sun Life Financial, Inc.	1,382,020
	Total Insurance	$5,470,215
	IT Services - 1.3%
2,185	Accenture Plc	$356,723
9,029	Leidos Holdings, Inc.	827,508
	Total IT Services	$1,184,231
	Leisure Products - 0.4%
4,553	Hasbro, Inc.	$325,767
	Total Leisure Products	$325,767
	Machinery - 5.2%
5,271	Caterpillar, Inc.	$611,647
65,047	Gorman-Rupp Co.	2,030,117
21,184	Komatsu, Ltd. (A.D.R.)	347,629
20,171	PACCAR, Inc.	1,233,053
11,477	Timken Co.	371,166
	Total Machinery	$4,593,612
	Media - 0.5%
12,060	Comcast Corp.	$414,623
	Total Media	$414,623
	Metals & Mining - 3.9%
12,842	Kaiser Aluminum Corp.	$889,694
12,676	Materion Corp.	443,787
24,073	Nucor Corp.	867,110
15,055	Reliance Steel & Aluminum Co.	1,318,667
	Total Metals & Mining	$3,519,258
	Multiline Retail - 1.3%
12,463	Target Corp.	$1,158,685
	Total Multiline Retail	$1,158,685
	Multi-Utilities - 4.0%
13,617	Ameren Corp.	$991,726
11,112	CMS Energy Corp.	652,830
22,685	WEC Energy Group, Inc.	1,999,229
	Total Multi-Utilities	$3,643,785
	Oil, Gas & Consumable Fuels - 4.7%
14,361	Chevron Corp.	$1,040,598
16,822	ConocoPhillips	518,117
27,137	Exxon Mobil Corp.	1,030,392
17,584	Phillips 66	943,382
16,078	Valero Energy Corp.	729,298
	Total Oil, Gas & Consumable Fuels	$4,261,787
	Pharmaceuticals - 8.2%
50,929	AstraZeneca Plc (A.D.R.)	$2,274,489
15,160	Eli Lilly & Co.	2,102,995
22,050	Merck & Co., Inc.	1,696,527
Shares		Value
	Pharmaceuticals - (continued)
21,106	Novo Nordisk AS (A.D.R.)	$1,270,581
	Total Pharmaceuticals	$7,344,592
	Semiconductors & Semiconductor Equipment - 4.0%
8,488	Analog Devices, Inc.	$760,949
4,110	Cabot Microelectronics Corp.	469,115
9,581	KLA-Tencor Corp.	1,377,173
10,204	Texas Instruments, Inc.	1,019,686
	Total Semiconductors & Semiconductor Equipment	$3,626,923
	Specialty Retail - 0.9%
2,046	Home Depot, Inc.	$382,009
9,607	TJX Cos., Inc.	459,311
	Total Specialty Retail	$841,320
	Technology Hardware, Storage & Peripherals - 1.1%
58,643	HP, Inc.	$1,018,042
	Total Technology Hardware, Storage & Peripherals	$1,018,042
	Textiles, Apparel & Luxury Goods - 1.8%
12,640	Carter's, Inc.	$830,827
15,545	VF Corp.	840,674
	Total Textiles, Apparel & Luxury Goods	$1,671,501
	Trading Companies & Distributors - 1.4%
22,926	Fastenal Co.	$716,438
80,520	Ferguson Plc (A.D.R.)	493,588
	Total Trading Companies & Distributors	$1,210,026
	Water Utilities - 0.2%
1,822	American Water Works Co., Inc.	$217,838
	Total Water Utilities	$217,838
	TOTAL COMMON STOCKS
	(Cost $82,122,305)	$85,930,656
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.6%
	(Cost $82,122,305)	$85,930,656
	OTHER ASSETS AND LIABILITIES - 4.4%	$3,953,121
	NET ASSETS - 100.0%	$89,883,777

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$85,930,656	$–	$–	$85,930,656
Total Investments in Securities	$85,930,656	$–	$–	$85,930,656

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.